Note 2 - Summary of Presentation (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Number of Operating Segments	3	3
Number of Reporting Units		3
Share-Based Payment Arrangement, Expense		$ 46,041	$ 27,087
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 28,067	22,971
Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years
Share-Based Payment Arrangement, Expense		$ 796	2,656
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		13,411
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		6,604
Mortgage Servicing Rights ("MSRs") [Member]
Servicing Asset at Fair Value, Amount		180,936	$ 179,858
Mortgage Servicing Rights (MSR) Impairment (Recovery)		$ 0
Fannie Mae Delegated Underwriting and Servicing (“DUS”) [Member]
Financing Receivable, Originated, Guarantee Performance Percentage		33.33%
Minimum [Member] | Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		5 years
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		4 years
Minimum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		5 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		2 years
Minimum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		2 years
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		2 years
Maximum [Member] | Long-term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		10 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		20 years
Maximum [Member] | Investment Management Contracts [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		15 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		10 years
Maximum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		15 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		10 years